Eaton Vance
Floating-Rate Income Trust
February 28, 2026
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 9.4%
Security	Principal Amount (000's omitted)	Value
ARES Loan Funding IX Ltd., Series 2025-ALF9A, Class E, 8.672%, (3 mo. SOFR + 5.00%), 3/31/38(1)(2)	$1,250	$ 1,222,466
ARES LXXII CLO Ltd., Series 2024-72A, Class E, 9.672%, (3 mo. SOFR + 6.00%), 7/15/36(1)(2)	1,500	1,470,783
Ballyrock CLO 31 Ltd., Series 2026-31A, Class D, (3 mo. SOFR + 4.95%), 4/20/39(1)(3)	1,500	1,502,843
Ballyrock CLO Ltd., Series 2019-2A, Class DR3, 9.818%, (3 mo. SOFR + 6.15%), 10/25/38(1)(2)	1,500	1,463,888
Benefit Street Partners CLO 48 Ltd., Series 2026-48A, Class E, (3 mo. SOFR + 4.65%), 4/20/39(1)(3)	1,500	1,507,342
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class ER2, (3 mo. SOFR + 4.70%), 10/15/38(1)(2)	1,000	976,017
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ERR, 8.568%, (3 mo. SOFR + 4.90%), 4/20/35(1)(2)	1,000	967,842
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.059%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	1,500	1,501,610
Bryant Park Funding Ltd., Series 2026-29A, Class E, (3 mo. SOFR + 4.80%), 4/22/39(1)(3)	1,500	1,507,344
Canyon Capital CLO Ltd., Series 2022-1A, Class E, 10.071%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	1,250	1,169,436
Carlyle Global Market Strategies CLO Ltd., Series 2015-5A, Class DR, 10.629%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	500	482,185
Eldridge CLO Ltd., Series 2025-2A, Class E, 8.886%, (3 mo. SOFR + 5.25%), 1/20/39(1)(2)	1,500	1,513,816
Garnet CLO 4 Ltd., Series 2025-4A, Class E, 8.659%, (3 mo. SOFR + 5.00%), 1/20/39(1)(2)	1,500	1,485,000
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.272%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	1,000	928,960
Neuberger Berman Loan Advisers CLO 48 Ltd., Series 2022-48A, Class ER, 8.568%, (3 mo. SOFR + 4.90%), 4/25/36(1)(2)	1,000	972,425
Palmer Square CLO Ltd., Series 2019-1A, Class ER2, 8.553%, (3 mo. SOFR + 4.90%), 8/14/38(1)(2)	1,000	947,638
Riverbank Park CLO Ltd., Series 2024-1A, Class E, 8.468%, (3 mo. SOFR + 4.80%), 1/25/38(1)(2)	1,000	972,129
RR 25 Ltd., Series 2023-25A, Class DR2, (3 mo. SOFR + 5.45%), 4/15/41(1)(3)	1,500	1,502,843
RR 27 Ltd., Series 2023-27A, Class DR, 8.522%, (3 mo. SOFR + 4.85%), 10/15/40(1)(2)	1,500	1,482,360
RR 29 Ltd., Series 2024-29RA, Class DR, 9.522%, (3 mo. SOFR + 5.85%), 7/15/39(1)(2)	650	643,559
RR 42 Ltd., Series 2025-42A, Class DR, 8.772%, (3 mo. SOFR + 5.10%), 10/15/40(1)(2)	1,625	1,611,464
Security	Principal Amount (000's omitted)	Value
Trestles CLO Ltd., Series 2017-1A, Class ERR, 9.618%, (3 mo. SOFR + 5.95%), 7/25/37(1)(2)	$1,500	$ 1,515,426
Vibrant CLO XI Ltd., Series 2019-11A, Class D, 10.699%, (3 mo. SOFR + 7.032%), 7/20/32(1)(2)	1,000	1,000,050
Voya CLO Ltd., Series 2013-1A, Class DR, 10.414%, (3 mo. SOFR + 6.742%), 10/15/30(1)(2)	2,000	1,788,034
Total Asset-Backed Securities (identified cost $30,760,813)		$ 30,135,460

Common Stocks — 1.9%
Security	Shares	Value
Commercial Services & Supplies — 0.0%†
Monitronics International, Inc.(4)(5)	20,728	$ 196,916
		$ 196,916
Electronic Equipment, Instruments & Components — 0.3%
Luxco Co. Ltd.(4)(5)	5,503	$ 103,170
Range Red Acquisitions LLC, Class A1(4)(5)(6)	529	752,793
		$ 855,963
Electronics/Electrical — 0.0%†
Skillsoft Corp.(4)(5)	2,823	$ 11,828
		$ 11,828
Health Care — 0.3%
Cano Health, Inc.(4)(5)	108,091	$ 264,823
Envision Parent, Inc.(4)(5)	49,670	763,676
		$ 1,028,499
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(4)(5)	81,273	$ 735,521
Serta SSB Equipment Co.(4)(5)(6)	81,273	0
		$ 735,521
Investment Companies — 0.0%
Aegletes BV(4)(5)(6)	15,179	$ 0
		$ 0
Machinery — 0.0%
Apex Tool Ultimate Holdings LLC(4)(5)	12,446	$ 0
		$ 0

Eaton Vance
Floating-Rate Income Trust
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals — 1.1%
Mallinckrodt International Finance SA(4)(5)	30,561	$ 3,147,783
Par Health, Inc.(4)(5)	30,561	271,244
		$ 3,419,027
Retailers (Except Food and Drug) — 0.0%
Phillips Pet Holding Corp.(4)(5)(6)	613	$ 0
		$ 0
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(4)(5)(6)	46,236	$ 0
		$ 0
Total Common Stocks (identified cost $7,481,677)		$ 6,247,754

Corporate Bonds — 5.8%
Security	Principal Amount (000's omitted)	Value
Airlines — 0.2%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)	$625	$ 582,122
		$ 582,122
Auto Parts & Equipment — 0.2%
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 9/15/32(1)	$770	$ 799,722
		$ 799,722
Business Equipment and Services — 0.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.875%, 6/15/30(1)	$770	$ 801,922
		$ 801,922
Commercial Services — 0.4%
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	$489	$ 488,890
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	770	766,617
		$ 1,255,507
Computers — 0.3%
Amentum Holdings, Inc., 7.25%, 8/1/32(1)	$770	$ 807,325
		$ 807,325
Security	Principal Amount (000's omitted)	Value
Electric — 0.3%
VoltaGrid LLC, 7.375%, 11/1/30(1)	$770	$ 804,389
		$ 804,389
Entertainment — 0.3%
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)	$770	$ 802,943
		$ 802,943
Food Service — 0.3%
Chobani Holdco II LLC, 9.50% PIK to 4/1/26, 10/1/29(1)	$807	$ 864,366
		$ 864,366
Health Care — 0.4%
LifePoint Health, Inc., 5.375%, 1/15/29(1)	$625	$ 611,310
Team Health Holdings, Inc., 8.375%, 6/30/28(1)	770	775,673
		$ 1,386,983
Health Care Providers & Services — 0.2%
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	$770	$ 770,028
		$ 770,028
Health Care Technology — 0.2%
athenahealth Group, Inc., 6.50%, 2/15/30(1)	$625	$ 588,256
		$ 588,256
Media — 0.5%
Sinclair Television Group, Inc., 8.125%, 2/15/33(1)	$770	$ 802,340
Univision Communications, Inc., 9.375%, 8/1/32(1)	770	815,431
		$ 1,617,771
Metals/Mining — 0.3%
Compass Minerals International, Inc., 8.00%, 7/1/30(1)	$770	$ 812,970
		$ 812,970
Oil and Gas — 0.1%
SM Energy Co., 8.375%, 7/1/28(1)	$250	$ 258,509
		$ 258,509
Packaging & Containers — 0.5%
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/30(1)	$770	$ 767,257
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(1)	770	731,362
		$ 1,498,619

Eaton Vance
Floating-Rate Income Trust
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Pharmaceuticals — 0.2%
1261229 BC Ltd., 10.00%, 4/15/32(1)	$770	$ 796,956
		$ 796,956
Pipelines — 0.6%
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(1)	$770	$ 815,288
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.375%, 2/15/32(1)	770	808,174
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	446	457,024
		$ 2,080,486
Software — 0.4%
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)	$770	$ 632,485
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	770	754,865
		$ 1,387,350
Telecommunications — 0.2%
Uniti Services LLC, 7.50%, 10/15/33(1)	$770	$ 801,695
		$ 801,695
Total Corporate Bonds (identified cost $18,884,025)		$ 18,717,919

Exchange-Traded Funds — 0.8%
Security	Shares	Value
Income Funds — 0.8%
Eaton Vance Floating-Rate ETF(7)	50,625	$ 2,443,157
Total Exchange-Traded Funds (identified cost $2,504,925)		$ 2,443,157

Preferred Stocks — 0.2%
Security	Shares	Value
Beverages — 0.1%
Citybrewing Topco LLC(4)(5)(6)	73,044	$ 395,168
		$ 395,168
Technology — 0.1%
Cohesity Global, Inc.:
Series G(4)	8,459	$ 167,065
Security	Shares	Value
Technology (continued)
Cohesity Global, Inc.: (continued)
Series G1(4)	5,844	$ 115,419
		$ 282,484
Total Preferred Stocks (identified cost $938,413)		$ 677,652

Senior Floating-Rate Loans — 134.7%(8)
Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 2.3%
Air Comm Corp. LLC:
Term Loan, 6.423% - 6.44%, (3 mo. USD Term SOFR + 2.75%), 12/11/31	1,349	$ 1,351,416
Term Loan, 12/11/31(9)	66	65,879
HDI Aerospace Intermediate Holding III Corp., Term Loan, 7.40%, (3 mo. USD Term SOFR + 3.75%), 2/11/32	596	599,594
Kaman Corp.:
Term Loan, 6.146% - 6.15%, (3 mo. USD Term SOFR + 2.50%), 2/26/32(9)	103	103,392
Term Loan, 6.173%, (1 mo. USD Term SOFR + 2.50%), 2/26/32	1,091	1,090,993
Mahseer Holdings LLC:
Term Loan, 2/4/33(10)	97	96,914
Term Loan, 2/4/33(10)	603	605,714
TransDigm, Inc., Term Loan, 6.173%, (1 mo. USD Term SOFR + 2.50%), 2/28/31	2,487	2,490,172
VistaJet Malta Finance PLC, Term Loan, 7.406%, (3 mo. USD Term SOFR + 3.75%), 4/1/31	1,144	1,147,471
		$ 7,551,545
Air Freight & Logistics — 0.2%
AIT Worldwide Logistics, Inc., Term Loan, 7.673%, (1 mo. USD Term SOFR + 4.00%), 4/8/30	594	$ 593,673
		$ 593,673
Airlines — 0.6%
American Airlines, Inc., Term Loan, 5.918%, (3 mo. USD Term SOFR + 2.25%), 4/20/28	1,968	$ 1,967,631
		$ 1,967,631

Eaton Vance
Floating-Rate Income Trust
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Apparel & Luxury Goods — 0.6%
Gloves Buyer, Inc., Term Loan, 7.673%, (1 mo. USD Term SOFR + 4.00%), 5/21/32		1,995	$ 1,991,259
			$ 1,991,259
Auto Components — 4.1%
Adient U.S. LLC, Term Loan, 5.673%, (1 mo. USD Term SOFR + 2.00%), 1/31/31		1,597	$ 1,597,483
Autokiniton U.S. Holdings, Inc., Term Loan, 7.787%, (1 mo. USD Term SOFR + 4.00%), 4/6/28		3,181	3,173,823
Clarios Global LP:
Term Loan, 4.928%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	630	748,062
Term Loan, 6.173%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		2,098	2,096,529
DexKo Global, Inc.:
Term Loan, 6.026%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	314	368,269
Term Loan, 6.026%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	461	540,832
Term Loan, 7.678%, (3 mo. USD Term SOFR + 3.75%), 10/4/28		674	671,917
First Brands Group LLC:
DIP Loan, 13.671%, (1 mo. USD Term SOFR + 10.00%), 6/29/26		98	19,271
Term Loan, 3/30/27(10)		775	2,941
Garrett LX I SARL, Term Loan, 5.667%, (3 mo. USD Term SOFR + 2.00%), 1/30/32		690	692,004
Lippert Colipper, Term Loan, 5.923%, (1 mo. USD Term SOFR + 2.25%), 3/25/32		347	349,551
LTI Holdings, Inc., Term Loan, 7.423%, (1 mo. USD Term SOFR + 3.75%), 7/29/29		1,234	1,236,436
RealTruck Group, Inc.:
Term Loan, 7.684%, (3 mo. USD Term SOFR + 3.75%), 1/31/28		1,772	1,304,009
Term Loan, 8.934%, (3 mo. USD Term SOFR + 5.00%), 1/31/28		688	518,564
			$ 13,319,691
Automobiles — 0.2%
MajorDrive Holdings IV LLC, Term Loan, 9.322%, (3 mo. USD Term SOFR + 5.50%), 6/1/29		784	$ 734,733
			$ 734,733
Beverages — 1.1%
Arterra Wines Canada, Inc., Term Loan, 7.434%, (3 mo. USD Term SOFR + 3.50%), 11/24/27		1,044	$ 1,023,378
Borrower/Description	Principal Amount* (000's omitted)		Value
Beverages (continued)
City Brewing Co. LLC, Term Loan, 10.673%, (3 mo. USD Term SOFR + 7.00%), 9/30/30		140	$ 20,958
Primo Brands Corp., Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 3/31/28		2,388	2,390,413
			$ 3,434,749
Biotechnology — 0.6%
Alkermes, Inc., Term Loan, 6.423%, (1 mo. USD Term SOFR + 2.75%), 8/12/31		625	$ 625,000
Alltech, Inc., Term Loan, 8.037%, (1 mo. USD Term SOFR + 4.25%), 8/13/30		1,224	1,230,347
			$ 1,855,347
Broadline Retail — 0.9%
Peer Holding III BV:
Term Loan, 4.769%, (3 mo. EURIBOR + 2.75%), 11/26/31	EUR	550	$ 654,033
Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 10/28/30		1,105	1,106,003
Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 7/1/31		1,312	1,312,570
			$ 3,072,606
Building Products — 1.5%
Cornerstone Building Brands, Inc., Term Loan, 7.01%, (1 mo. USD Term SOFR + 3.25%), 4/12/28		1,756	$ 1,298,523
LBM Acquisition LLC:
Term Loan, 7.527%, (1 mo. USD Term SOFR + 3.75%), 6/6/31		448	373,069
Term Loan, 8.677%, (1 mo. USD Term SOFR + 5.00%), 6/6/31		349	307,230
MI Windows & Doors LLC, Term Loan, 6.423%, (1 mo. USD Term SOFR + 2.75%), 3/28/31		1,970	1,959,757
Oscar AcquisitionCo LLC, Term Loan, 7.922%, (3 mo. USD Term SOFR + 4.25%), 4/27/29		1,257	845,582
			$ 4,784,161
Capital Markets — 5.9%
AllSpring Buyer LLC, Term Loan, 6.688%, (3 mo. USD Term SOFR + 3.00%), 11/1/30		1,309	$ 1,308,697
Aretec Group, Inc., Term Loan, 6.673%, (1 mo. USD Term SOFR + 3.00%), 8/9/30		793	768,160
Citco Funding LLC, Term Loan, 5.661%, (3 mo. USD Term SOFR + 2.00%), 1/30/33		625	619,687
Edelman Financial Center LLC, Term Loan, 6.673%, (1 mo. USD Term SOFR + 3.00%), 4/7/28		2,451	2,439,224
EIG Management Co. LLC, Term Loan, 8.673%, (1 mo. USD Term SOFR + 5.00%), 5/17/29		350	350,026

Eaton Vance
Floating-Rate Income Trust
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Focus Financial Partners LLC, Term Loan, 6.173%, (1 mo. USD Term SOFR + 2.50%), 9/15/31		2,531	$ 2,398,338
Franklin Square Holdings LP, Term Loan, 5.923%, (1 mo. USD Term SOFR + 2.25%), 4/25/31		960	878,743
HighTower Holdings LLC, Term Loan, 6.413%, (3 mo. USD Term SOFR + 2.75%), 2/3/32		2,220	2,193,793
Kestra Advisor Services Holdings A, Inc., Term Loan, 6.673%, (1 mo. USD Term SOFR + 3.00%), 3/22/31		1,111	1,096,212
Mariner Wealth Advisors LLC , Term Loan, 5.936%, (3 mo. USD Term SOFR + 2.25%), 12/31/30		1,808	1,799,147
NEXUS Buyer LLC, Term Loan, 7.173%, (1 mo. USD Term SOFR + 3.50%), 7/31/31		1,045	984,994
Orion Advisor Solutions, Inc., Term Loan, 6.421%, (3 mo. USD Term SOFR + 2.75%), 9/24/30		568	548,812
Orion U.S. Finco, Inc., Term Loan, 7.15%, (3 mo. USD Term SOFR + 3.50%), 10/8/32		700	689,500
Saphilux SARL, Term Loan, 6.73% - 6.91%, (3 mo. USD Term SOFR + 3.00%, 6 mo. USD Term SOFR + 3.00%), 7/18/28		1,816	1,816,447
Victory Capital Holdings, Inc., Term Loan, 5.672%, (3 mo. USD Term SOFR + 2.00%), 9/23/32		973	974,085
			$ 18,865,865
Chemicals — 4.8%
AAP Buyer, Inc., Term Loan, 6.417%, (3 mo. USD Term SOFR + 2.75%), 9/9/31		421	$ 420,750
Aruba Investments Holdings LLC:
Term Loan, 5.928% - 6.011%, (1 mo. EURIBOR + 4.00%, 3 mo. EURIBOR + 4.00%), 11/24/27	EUR	500	534,150
Term Loan, 7.773%, (3 mo. USD Term SOFR + 4.00%), 11/24/27		1,489	1,433,533
Charter NEX U.S., Inc., Term Loan, 6.171%, (1 mo. USD Term SOFR + 2.50%), 11/29/30		2,201	2,201,909
Chemours Co., Term Loan, 7.173%, (1 mo. USD Term SOFR + 3.50%), 10/15/32		1,000	1,000,000
CP Iris HoldCo I, Inc.:
Term Loan, 7.673%, (1 mo. USD Term SOFR + 4.00%), 10/27/32		847	844,085
Term Loan, 10/27/32(9)		78	78,025
Discovery Purchaser Corp., Term Loan, 7.419%, (3 mo. USD Term SOFR + 3.75%), 10/4/29		1,138	1,119,358
INEOS U.S. Finance LLC, Term Loan, 6.923%, (1 mo. USD Term SOFR + 3.25%), 2/18/30		1,233	1,042,341
Lonza Group AG, Term Loan, 7.697%, (3 mo. USD Term SOFR + 3.93%), 7/3/28		1,046	938,354
Minerals Technologies, Inc., Term Loan, 5.673%, (1 mo. USD Term SOFR + 2.00%), 11/26/31		495	496,238
Borrower/Description	Principal Amount* (000's omitted)	Value
Chemicals (continued)
Nouryon Finance BV, Term Loan, 6.917%, (3 mo. USD Term SOFR + 3.25%), 4/3/28	613	$ 609,704
Olympus Water U.S. Holding Corp., Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 6/20/31	2,131	2,094,111
SCUR-Alpha 1503 GmbH, Term Loan, 9.167%, (3 mo. USD Term SOFR + 5.50%), 3/29/30	486	449,669
Tronox Finance LLC:
Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 4/4/29	1,488	1,213,718
Term Loan, 6.172% - 6.173%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 9/30/31	396	311,401
W.R. Grace & Co.-Conn., Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 8/19/32	623	623,696
		$ 15,411,042
Commercial Services & Supplies — 5.5%
Albion Financing 3 SARL, Term Loan, 6.664%, (3 mo. USD Term SOFR + 3.00%), 5/21/31	1,588	$ 1,592,350
Allied Universal Holdco LLC, Term Loan, 6.923%, (1 mo. USD Term SOFR + 3.25%), 8/20/32	2,494	2,497,865
Belfor Holdings, Inc., Term Loan, 6.423%, (1 mo. USD Term SOFR + 2.75%), 11/1/30	563	565,331
EnergySolutions LLC, Term Loan, 6.923%, (1 mo. USD Term SOFR + 3.25%), 9/20/30	1,384	1,393,795
Foundever Group, Term Loan, 7.758%, (3 mo. USD Term SOFR + 3.75%), 8/28/28	668	340,693
Garda World Security Corp., Term Loan, 6.421%, (3 mo. USD Term SOFR + 2.75%), 2/1/29	2,377	2,376,531
Gategroup Fin Luxembourg SA, Term Loan, 7.201%, (3 mo. USD Term SOFR + 3.50%), 6/10/32	547	549,417
GFL Environmental, Inc., Term Loan, 6.273%, (3 mo. USD Term SOFR + 2.50%), 3/3/32	1,397	1,399,991
Heritage-Crystal Clean, Inc., Term Loan, 7.426%, (1 mo. USD Term SOFR + 3.75%), 10/17/30	1,457	1,462,155
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 6.671%, (1 mo. USD Term SOFR + 3.00%), 12/2/31	1,846	1,848,206
Monitronics International, Inc., Term Loan, 11.434%, (3 mo. USD Term SOFR + 7.50%), 6/30/28	408	408,735
MV Holding GmbH, Term Loan, 5.673%, (1 mo. USD Term SOFR + 2.00%), 3/17/32	572	574,097
Prime Security Services Borrower LLC, Term Loan, 5.671%, (1 mo. USD Term SOFR + 2.00%), 10/13/30	798	797,823
Reworld Holding Corp.:
Term Loan, 5.917%, (1 mo. USD Term SOFR + 2.25%), 1/15/31	1,140	1,139,888

Eaton Vance
Floating-Rate Income Trust
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Commercial Services & Supplies (continued)
Reworld Holding Corp.: (continued)
Term Loan, 5.917%, (1 mo. USD Term SOFR + 2.25%), 1/15/31	185	$ 185,232
Tidal Waste & Recycling Holdings LLC, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 10/24/31	695	697,749
		$ 17,829,858
Communications Equipment — 0.2%
Viavi Solutions, Inc., Term Loan, 6.171%, (3 mo. USD Term SOFR + 2.50%), 10/16/32	521	$ 523,654
		$ 523,654
Construction Materials — 1.3%
Gibraltar Industries, Inc., Term Loan, 5.921%, (1 mo. USD Term SOFR + 2.25%), 2/2/33	462	$ 462,692
Knife River HoldCo, Term Loan, 5.738%, (3 mo. USD Term SOFR + 2.00%), 3/8/32	248	250,374
Quikrete Holdings, Inc.:
Term Loan, 5.923%, (1 mo. USD Term SOFR + 2.25%), 3/19/29	1,260	1,261,424
Term Loan, 5.923%, (1 mo. USD Term SOFR + 2.25%), 2/10/32	1,264	1,264,482
Smyrna Ready Mix Concrete LLC, Term Loan, 6.673%, (1 mo. USD Term SOFR + 3.00%), 4/2/29	997	1,001,228
		$ 4,240,200
Consumer Staples Distribution & Retail — 0.6%
Boots Group Bidco Ltd., Term Loan, 6.956%, (3 mo. USD Term SOFR + 3.25%), 8/30/32	1,800	$ 1,804,878
		$ 1,804,878
Containers & Packaging — 3.2%
Altium Packaging LLC, Term Loan, 6.173%, (1 mo. USD Term SOFR + 2.50%), 6/11/31	443	$ 429,212
Berlin Packaging LLC, Term Loan, 6.911% - 6.922%, (3 mo. USD Term SOFR + 3.25%), 6/7/31	1,749	1,742,410
Clydesdale Acquisition Holdings, Inc., Term Loan, 6.848%, (1 mo. USD Term SOFR + 3.18%), 4/13/29	2,766	2,747,583
Owens-Illinois, Inc., Term Loan, 6.673%, (1 mo. USD Term SOFR + 3.00%), 9/30/32	1,475	1,480,074
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 10.651%, (3 mo. USD Term SOFR + 6.75%), 10/1/29	300	14,325
Proampac PG Borrower LLC:
Term Loan, 0.00%, 2/18/33	1,900	1,878,625
Borrower/Description	Principal Amount* (000's omitted)		Value
Containers & Packaging (continued)
Proampac PG Borrower LLC: (continued)
Term Loan, 7.652%, (3 mo. USD Term SOFR + 4.00%), 9/15/28		1,276	$ 1,261,933
Trivium Packaging BV, Term Loan, 5.776%, (3 mo. EURIBOR + 3.75%), 5/28/30	EUR	525	622,003
			$ 10,176,165
Distributors — 0.9%
BradyPlus Holdings LLC, Term Loan, 7.172%, (3 mo. USD Term SOFR + 3.50%), 12/29/32		1,075	$ 1,068,620
Parts Europe SA, Term Loan, 5.033%, (3 mo. EURIBOR + 3.00%), 2/6/31	EUR	1,425	1,697,107
Phillips Feed Service, Inc., Term Loan, 10.773%, (1 mo. USD Term SOFR + 7.00%), 11/13/26(6)		109	67,910
			$ 2,833,637
Diversified Consumer Services — 1.7%
Ascend Learning LLC, Term Loan, 6.673%, (1 mo. USD Term SOFR + 3.00%), 12/11/28		1,046	$ 998,615
Fugue Finance BV, Term Loan, 5.921%, (3 mo. USD Term SOFR + 2.25%), 1/9/32		1,390	1,382,577
Lernen Bidco Ltd., Term Loan, 7.41%, (6 mo. USD Term SOFR + 3.50%), 10/27/31		494	494,398
Spring Education Group, Inc., Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 10/4/30		662	662,707
Wand NewCo 3, Inc., Term Loan, 6.173%, (1 mo. USD Term SOFR + 2.50%), 1/30/31		1,987	1,978,792
			$ 5,517,089
Diversified Financial Services — 0.2%
Concorde Midco Ltd., Term Loan, 5.526%, (3 mo. EURIBOR + 3.50%), 3/1/30	EUR	525	$ 504,805
			$ 504,805
Diversified Telecommunication Services — 1.8%
Altice France SA, Term Loan, 10.547%, (3 mo. USD Term SOFR + 6.88%), 5/31/31		923	$ 927,784
Level 3 Financing, Inc., Term Loan, 6.923%, (1 mo. USD Term SOFR + 3.25%), 3/29/32		600	602,325
Virgin Media Bristol LLC, Term Loan, 7.024%, (1 mo. USD Term SOFR + 3.25%), 1/31/29		4,250	4,143,750
			$ 5,673,859
Electric Utilities — 0.6%
MRP Buyer LLC:
Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		1,792	$ 1,795,616

Eaton Vance
Floating-Rate Income Trust
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Electric Utilities (continued)
MRP Buyer LLC: (continued)
Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 6/4/32(9)		228	$ 228,761
			$ 2,024,377
Electrical Equipment — 2.3%
Finco Utilitas BV, Term Loan, 9/30/30(10)	EUR	575	$ 681,353
Kohler Energy Co. LLC, Term Loan, 6.661%, (3 mo. USD Term SOFR + 3.00%), 5/1/31		2,061	2,063,460
Nvent Electric PLC, Term Loan, 6.671%, (1 mo. USD Term SOFR + 3.00%), 1/30/32		1,045	1,048,997
SGB-SMIT Midco GmbH, Term Loan, 2/11/33(10)	EUR	500	595,305
WEC U.S. Holdings Ltd., Term Loan, 5.671%, (1 mo. USD Term SOFR + 2.00%), 1/27/31		2,955	2,949,962
			$ 7,339,077
Electronic Equipment, Instruments & Components — 2.6%
Chamberlain Group, Inc., Term Loan, 6.423%, (1 mo. USD Term SOFR + 2.75%), 9/8/32		2,551	$ 2,545,599
Creation Technologies, Inc., Term Loan, 9.413%, (3 mo. USD Term SOFR + 5.50%), 10/5/28		1,302	1,265,994
Ingram Micro, Inc., Term Loan, 5.917%, (1 mo. USD Term SOFR + 2.25%), 9/22/31		920	923,542
Range Red Operating, Inc.:
Term Loan, 11.761%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(6)		192	153,926
Term Loan - Second Lien, 11.761%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(6)		807	645,696
Resilience Parent LLC, Term Loan, 2/28/33(10)		1,600	1,598,000
Spectris PLC:
Term Loan, 5.303%, (3 mo. EURIBOR + 3.25%), 12/6/32	EUR	225	267,322
Term Loan, 6.604%, (3 mo. USD Term SOFR + 2.75%), 12/6/32		375	376,174
Verifone Systems, Inc., Term Loan, 9.178%, (3 mo. USD Term SOFR + 5.25%), 8/18/28		630	582,247
			$ 8,358,500
Energy Equipment & Services — 0.4%
Ameriforge Group, Inc., Term Loan, 14.842%, (1 mo. USD Term SOFR + 11.00%), 3.842% Cash, 11.00% PIK, 12/31/25(6)		72	$ 1,395
PG Investment Co. 59 SARL, Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 3/26/31		1,337	1,337,484
			$ 1,338,879
Borrower/Description	Principal Amount* (000's omitted)		Value
Engineering & Construction — 2.8%
American Residential Services LLC, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 2/2/32		672	$ 671,812
Artera Services LLC, Term Loan, 8.172%, (3 mo. USD Term SOFR + 4.50%), 2/15/31		418	343,251
Azuria Water Solutions, Inc., Term Loan, 6.673%, (1 mo. USD Term SOFR + 3.00%), 5/17/28		1,727	1,716,710
Construction Partners, Inc., Term Loan, 6.173%, (1 mo. USD Term SOFR + 2.50%), 11/3/31		495	498,017
Crown Subsea Communications Holding, Inc., Term Loan, 6.673%, (1 mo. USD Term SOFR + 3.00%), 1/30/31		1,300	1,304,673
Green Infrastructure Partners, Inc., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 9/24/32		850	850,535
Northstar Group Services, Inc., Term Loan, 8.417%, (3 mo. USD Term SOFR + 4.75%), 5/31/30		2,120	2,141,371
Platea BC Bidco AB:
Term Loan, 5.507% - 5.518%, (3 mo. EURIBOR + 3.50%), 4/3/31	EUR	138	164,008
Term Loan, 5.518%, (3 mo. EURIBOR + 3.50%), 4/3/31	EUR	688	820,039
Salas O'Brien, Inc.:
Term Loan, 6.423%, (1 mo. USD Term SOFR + 2.75%), 1/31/33		310	309,613
Term Loan, 1/31/33(9)		40	39,950
			$ 8,859,979
Entertainment — 2.6%
City Football Group Ltd., Term Loan, 7.184%, (3 mo. USD Term SOFR + 3.25%), 7/22/30		963	$ 960,281
Creative Artists Agency LLC, Term Loan, 6.173%, (1 mo. USD Term SOFR + 2.50%), 10/1/31		1,546	1,543,830
Dorna Sports SL, Term Loan, 4.874%, (6 mo. EURIBOR + 2.75%), 8/18/32	EUR	200	237,824
EOC Borrower LLC, Term Loan, 6.423%, (1 mo. USD Term SOFR + 2.75%), 3/24/32		2,985	2,982,761
Pretzel Parent, Inc., Term Loan, 8.173%, (1 mo. USD Term SOFR + 4.50%), 10/1/31		893	876,502
Varsity Brands, Inc., Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 8/26/31		1,745	1,742,828
			$ 8,344,026
Financial Services — 1.7%
CPI Holdco B LLC, Term Loan, 5.673%, (1 mo. USD Term SOFR + 2.00%), 5/19/31		1,136	$ 1,126,500
NCR Atleos LLC, Term Loan, 6.701%, (3 mo. USD Term SOFR + 3.00%), 4/16/29		576	576,000
Nuvei Technologies Corp., Term Loan, 6.173%, (1 mo. USD Term SOFR + 2.50%), 11/17/31		496	484,934

Eaton Vance
Floating-Rate Income Trust
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Financial Services (continued)
Planet U.S. Buyer LLC, Term Loan, 6.673%, (1 mo. USD Term SOFR + 3.00%, 3 mo. USD Term SOFR + 3.00%), 2/7/31		1,157	$ 1,158,371
Shift4 Payments LLC, Term Loan, 5.652%, (3 mo. USD Term SOFR + 2.00%), 7/3/32		249	249,998
Synechron, Inc., Term Loan, 7.423%, (1 mo. USD Term SOFR + 3.75%), 10/3/31		1,018	944,598
TMF Group Holding BV, Term Loan, 6.402%, (3 mo. USD Term SOFR + 2.75%), 5/3/28		368	363,876
Walker & Dunlop, Inc., Term Loan, 5.677%, (1 mo. USD Term SOFR + 2.00%), 3/14/32		670	668,263
			$ 5,572,540
Food Products — 3.1%
CHG PPC Parent LLC, Term Loan, 6.787%, (1 mo. USD Term SOFR + 3.00%), 12/8/28		385	$ 385,819
Del Monte Foods, Inc.:
DIP Loan, 13.26%, (1 mo. USD Term SOFR + 9.50%), 4/2/26		460	459,798
Term Loan, 0.00%, 8/2/28(11)		125	63,547
Term Loan, 0.00%, 8/2/28(11)		111	56,483
Term Loan, 13.26% - 13.267%, (1 mo. USD Term SOFR + 9.50%), 4/2/26		616	495,954
Term Loan - Second Lien, 0.00%, 8/2/28(11)		880	46,197
Froneri Lux Finco SARL, Term Loan, 5.877%, (3 mo. USD Term SOFR + 2.25%), 9/30/32		800	783,000
Golden State Food LLC, Term Loan, 7.171%, (3 mo. USD Term SOFR + 3.50%), 12/4/31		749	750,276
Newly Weds Foods, Inc., Term Loan, 5.927%, (1 mo. USD Term SOFR + 2.25%), 3/15/32		1,119	1,118,681
Nomad Foods Europe Midco Ltd., Term Loan, 6.276%, (6 mo. USD Term SOFR + 2.50%), 10/28/32		1,940	1,916,145
PFI Lower Midco LLC, Term Loan, 7.673%, (1 mo. USD Term SOFR + 4.00%), 12/1/32		625	628,909
POP Bidco SAS, Term Loan, 5.899%, (3 mo. EURIBOR + 3.75%), 11/26/31	EUR	1,125	1,334,996
Treehouse Foods, Inc., Term Loan, 2/11/33(10)		950	938,519
United Petfood Finance BV, Term Loan, 4.649%, (6 mo. EURIBOR + 2.50%), 2/26/32	EUR	775	919,463
			$ 9,897,787
Ground Transportation — 0.3%
Student Transportation of America Holdings, Inc., Term Loan, 6.402%, (3 mo. USD Term SOFR + 2.75%), 6/24/32		846	$ 850,402
			$ 850,402
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Equipment & Supplies — 1.7%
Bausch & Lomb Corp., Term Loan, 7.423%, (1 mo. USD Term SOFR + 3.75%), 1/15/31		2,056	$ 2,060,710
Hologic, Inc., Term Loan, 1/14/33(10)		1,250	1,236,719
Journey Personal Care Corp., Term Loan, 7.423%, (1 mo. USD Term SOFR + 3.75%), 3/1/28		1,006	999,719
Medline Borrower LP, Term Loan, 5.423%, (1 mo. USD Term SOFR + 1.75%), 10/23/30		1,096	1,099,582
			$ 5,396,730
Health Care Providers & Services — 8.7%
AEA International Holdings (Lux) SARL, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 9/7/28		1,592	$ 1,590,067
Cano Health LLC, Term Loan, 13.672%, (3 mo. USD Term SOFR + 10.00%), 6/28/29		544	348,158
CNT Holdings I Corp., Term Loan, 6.167%, (3 mo. USD Term SOFR + 2.50%), 11/8/32		1,533	1,533,645
Concentra Health Services, Inc., Term Loan, 5.673%, (1 mo. USD Term SOFR + 2.00%), 7/26/31		347	348,672
Ensemble RCM LLC, Term Loan, 6.66%, (3 mo. USD Term SOFR + 3.00%), 2/9/33		1,075	1,038,047
ExamWorks BidCo, Inc., Term Loan, 6.173%, (1 mo. USD Term SOFR + 2.50%), 2/6/33		950	950,124
Global Medical Response, Inc., Term Loan, 7.17%, (3 mo. USD Term SOFR + 3.50%), 10/1/32		1,750	1,752,354
Hanger, Inc.:
Term Loan, 7.173%, (1 mo. USD Term SOFR + 3.50%), 10/23/31		1,077	1,081,279
Term Loan, 7.173%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(9)		139	139,960
Heartland Dental LLC, Term Loan, 7.423%, (1 mo. USD Term SOFR + 3.75%), 8/25/32		1,119	1,118,356
IVC Acquisition Ltd.:
Term Loan, 6.035%, (3 mo. EURIBOR + 4.00%), 12/12/28	EUR	1,350	1,590,024
Term Loan, 7.422%, (3 mo. USD Term SOFR + 3.75%), 12/12/28		1,005	1,002,787
MDVIP, Inc., Term Loan, 6.427%, (1 mo. USD Term SOFR + 2.75%), 10/14/31		721	721,689
Midwest Physician Administrative Services LLC, Term Loan, 6.934%, (3 mo. USD Term SOFR + 3.00%), 3/12/28		794	688,205
National Mentor Holdings, Inc.:
Term Loan, 9.673%, (1 mo. USD Term SOFR + 6.00%), 12/12/30		1,370	1,350,780
Term Loan, 9.673%, (1 mo. USD Term SOFR + 6.00%), 12/12/30		730	719,506
Term Loan, 12/12/30(9)		587	578,906
Pacific Dental Services LLC, Term Loan, 6.167%, (1 mo. USD Term SOFR + 2.50%), 3/15/31		1,157	1,157,404

Eaton Vance
Floating-Rate Income Trust
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Phoenix Guarantor, Inc., Term Loan, 6.173%, (1 mo. USD Term SOFR + 2.50%), 2/21/31		1,552	$ 1,552,557
Radnet Management, Inc., Term Loan, 5.923%, (3 mo. USD Term SOFR + 2.25%), 4/18/31		689	689,983
Raven Acquisition Holdings LLC:
Term Loan, 6.673%, (1 mo. USD Term SOFR + 3.00%), 11/19/31		1,390	1,326,972
Term Loan, 11/19/31(9)		100	95,500
Reverb Buyer, Inc., Term Loan, 7.267%, (3 mo. USD Term SOFR + 3.50%), 11/1/28		2,441	1,757,323
Select Medical Corp., Term Loan, 5.673%, (1 mo. USD Term SOFR + 2.00%), 12/3/31		891	890,167
Surgery Center Holdings, Inc., Term Loan, 6.173%, (1 mo. USD Term SOFR + 2.50%), 12/19/30		2,208	2,213,975
Synlab Bondco PLC:
Term Loan, 4.607%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	325	385,180
Term Loan, 5.28%, (3 mo. EURIBOR + 3.25%), 4/16/31	EUR	525	621,181
U.S. Anesthesia Partners, Inc., Term Loan, 7.786%, (1 mo. USD Term SOFR + 4.00%), 10/1/28		693	694,064
			$ 27,936,865
Health Care Technology — 3.2%
athenahealth Group, Inc., Term Loan, 6.423%, (1 mo. USD Term SOFR + 2.75%), 2/15/29		2,238	$ 2,185,829
Cotiviti Corp., Term Loan - Second Lien, 6.421%, (1 mo. USD Term SOFR + 2.75%), 3/26/32		2,488	2,211,549
Imprivata, Inc., Term Loan, 5.923% - 6.672%, (3 mo. USD Term SOFR + 3.00%), 12/1/27		1,425	1,419,623
PointClickCare Technologies, Inc., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 11/3/31		1,242	1,234,349
Press Ganey Holdings, Inc., Term Loan, 6.673%, (1 mo. USD Term SOFR + 3.00%), 4/30/31		617	616,825
Project Ruby Ultimate Parent Corp., Term Loan, 6.537%, (1 mo. USD Term SOFR + 2.75%), 3/10/28		1,696	1,667,330
Symplr Software, Inc., Term Loan, 8.267%, (3 mo. USD Term SOFR + 4.50%), 12/22/27		1,088	832,513
			$ 10,168,018
Hotels, Restaurants & Leisure — 4.4%
Betclic Everest Group:
Term Loan, 4.976%, (1 mo. EURIBOR + 3.00%), 12/10/31	EUR	425	$ 501,319
Term Loan, 12/10/31(10)	EUR	425	500,927
Term Loan, 12/10/31(10)		350	350,949
Borrower/Description	Principal Amount* (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc., Term Loan, 5.923%, (1 mo. USD Term SOFR + 2.25%), 2/6/31	2,211	$ 2,197,361
Fertitta Entertainment LLC, Term Loan, 6.923%, (1 mo. USD Term SOFR + 3.25%), 1/27/29	1,944	1,937,337
Herschend Entertainment Co. LLC, Term Loan, 6.173%, (1 mo. USD Term SOFR + 2.50%), 5/27/32	373	374,836
Horizon U.S. Finco LP, Term Loan, 8.198%, (6 mo. USD Term SOFR + 4.50%), 10/31/31	1,041	1,019,947
Ontario Gaming GTA LP, Term Loan, 7.922%, (3 mo. USD Term SOFR + 4.25%), 8/1/30	1,400	1,324,046
Scientific Games Holdings LP, Term Loan, 6.652%, (3 mo. USD Term SOFR + 3.00%), 4/4/29	1,950	1,915,039
SeaWorld Parks & Entertainment, Inc., Term Loan, 5.673%, (1 mo. USD Term SOFR + 2.00%), 12/4/31	742	740,626
Turquoise Topco Ltd., Term Loan, 9.00%, (U.S. (Fed) Prime Rate + 2.25%), 12/30/32	1,025	1,010,906
Voyager Parent LLC, Term Loan, 7.911%, (3 mo. USD Term SOFR + 4.25%), 7/1/32	2,244	2,239,639
		$ 14,112,932
Household Durables — 1.5%
Libbey Glass, Inc., Term Loan, 10.321%, (3 mo. USD Term SOFR + 6.50%), 11/22/27	675	$ 647,802
Madison Safety & Flow LLC, Term Loan, 6.173%, (1 mo. USD Term SOFR + 2.50%), 9/26/31	579	579,457
PHRG Intermediate LLC, Term Loan, 7.672%, (3 mo. USD Term SOFR + 4.00%), 2/20/32	920	913,472
Serta Simmons Bedding LLC:
Term Loan, 11.284%, (3 mo. USD Term SOFR + 7.50%), 6/29/28	168	168,308
Term Loan, 11.286%, (3 mo. USD Term SOFR + 7.50%), 6/29/28	1,550	1,460,062
Somnigroup International, Inc., Term Loan, 5.91%, (1 mo. USD Term SOFR + 2.25%), 10/24/31	1,196	1,203,669
		$ 4,972,770
Household Products — 0.4%
Kronos Acquisition Holdings, Inc., Term Loan, 7.672%, (3 mo. USD Term SOFR + 4.00%), 7/8/31	1,703	$ 1,167,919
		$ 1,167,919
Independent Power and Renewable Electricity Producers — 1.1%
Cogentrix Finance Holdco I LLC, Term Loan, 5.923%, (1 mo. USD Term SOFR + 2.25%), 2/26/32	1,376	$ 1,375,300
Invenergy Thermal Operating I LLC:
Term Loan, 6.41%, (3 mo. USD Term SOFR + 2.75%), 5/17/32	970	981,584

Eaton Vance
Floating-Rate Income Trust
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Independent Power and Renewable Electricity Producers (continued)
Invenergy Thermal Operating I LLC: (continued)
Term Loan, 6.41%, (3 mo. USD Term SOFR + 2.75%), 5/17/32		61	$ 61,942
Talen Energy Supply LLC, Term Loan, 6.153%, (3 mo. USD Term SOFR + 2.50%), 12/15/31		995	999,079
			$ 3,417,905
Insurance — 4.1%
Acrisure LLC, Term Loan, 6.673%, (1 mo. USD Term SOFR + 3.00%), 11/6/30		2,430	$ 2,360,089
Alera Group, Inc., Term Loan, 6.423%, (1 mo. USD Term SOFR + 2.75%), 5/30/32		1,771	1,690,392
Alliant Holdings Intermediate LLC, Term Loan, 6.173%, (1 mo. USD Term SOFR + 2.50%), 9/19/31		883	865,415
Broadstreet Partners, Inc., Term Loan, 6.173%, (1 mo. USD Term SOFR + 2.50%), 6/13/31		1,632	1,566,986
IMA Financial Group, Inc., Term Loan, 6.673%, (1 mo. USD Term SOFR + 3.00%), 11/1/28		1,257	1,247,099
Ryan Specialty Group LLC, Term Loan, 5.673%, (1 mo. USD Term SOFR + 2.00%), 9/15/31		1,139	1,138,358
Siaci Saint Honore, Term Loan, 5.269%, (1 mo. EURIBOR + 3.25%), 7/26/32	EUR	1,025	1,200,167
Trucordia Insurance Holdings LLC, Term Loan, 6.923%, (1 mo. USD Term SOFR + 3.25%), 6/17/32		1,322	1,272,124
Truist Insurance Holdings LLC:
Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 5/6/31		483	474,939
Term Loan - Second Lien, 8.422%, (3 mo. USD Term SOFR + 4.75%), 5/6/32		263	262,171
USI, Inc., Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 9/29/30		985	981,947
			$ 13,059,687
Interactive Media & Services — 2.1%
Aragorn Parent Corp., Term Loan, 7.173%, (1 mo. USD Term SOFR + 3.50%), 12/15/28		1,422	$ 1,423,642
Arches Buyer, Inc., Term Loan, 7.023%, (1 mo. USD Term SOFR + 3.25%), 12/6/27		1,939	1,935,141
Foundational Education Group, Inc., Term Loan, 7.678%, (3 mo. USD Term SOFR + 3.75%), 8/31/28		1,416	1,304,490
X Corp., Term Loan, 10.448%, (3 mo. USD Term SOFR + 6.50%), 10/26/29		2,070	2,077,700
			$ 6,740,973
Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services — 4.2%
Asurion LLC:
Term Loan, 7.427%, (3 mo. USD Term SOFR + 3.75%), 2/23/33		3,296	$ 3,244,882
Term Loan - Second Lien, 9.037%, (1 mo. USD Term SOFR + 5.25%), 1/20/29		559	560,616
Aurora Lux Finco SARL, Term Loan, 8.922%, (3 mo. USD Term SOFR + 5.25%), 10/1/32		600	584,250
Gainwell Acquisition Corp., Term Loan, 7.772%, (3 mo. USD Term SOFR + 4.00%), 10/1/27		1,323	1,258,511
Go Daddy Operating Co. LLC:
Term Loan, 5.423%, (1 mo. USD Term SOFR + 1.75%), 11/9/29		780	758,038
Term Loan, 5.423%, (1 mo. USD Term SOFR + 1.75%), 5/30/31		345	333,497
Indy U.S. Bidco LLC, Term Loan, 4.678%, (1 mo. EURIBOR + 2.75%), 10/31/30	EUR	300	347,447
NAB Holdings LLC, Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 11/23/28		1,296	1,207,443
Newfold Digital Holdings Group, Inc., Term Loan, 7.268%, (1 mo. USD Term SOFR + 3.50%), 4/30/29		1,291	980,666
Nielsen Consumer, Inc., Term Loan, 5.923%, (1 mo. USD Term SOFR + 2.25%), 10/31/30		1,144	1,109,922
Plano HoldCo, Inc., Term Loan, 7.172%, (3 mo. USD Term SOFR + 3.50%), 10/2/31		546	469,453
Sedgwick Claims Management Services, Inc., Term Loan, 6.173%, (1 mo. USD Term SOFR + 2.50%), 7/31/31		2,195	2,132,674
Trio Bidco, Inc.:
Term Loan, 7.672%, (3 mo. USD Term SOFR + 4.00%), 10/29/32		385	373,949
Term Loan, 10/29/32(9)		40	39,363
			$ 13,400,711
Leisure Products — 0.5%
Recess Holdings, Inc., Term Loan, 7.418%, (3 mo. USD Term SOFR + 3.75%), 2/20/30		1,527	$ 1,533,501
			$ 1,533,501
Life Sciences Tools & Services — 1.5%
Loire Finco Luxembourg SARL:
Term Loan, 5.761%, (3 mo. EURIBOR + 3.75%), 3/21/30	EUR	870	$ 1,032,597
Term Loan, 7.673%, (1 mo. USD Term SOFR + 4.00%), 1/21/30		356	356,375

Eaton Vance
Floating-Rate Income Trust
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Life Sciences Tools & Services (continued)
Parexel International Corp., Term Loan, 6.423%, (1 mo. USD Term SOFR + 2.75%), 12/12/31	1,496	$ 1,480,805
Sotera Health Holdings LLC, Term Loan, 6.173%, (1 mo. USD Term SOFR + 2.50%), 5/30/31	1,892	1,894,526
		$ 4,764,303
Machinery — 9.2%
AAG U.S. GSI Bidco, Inc., Term Loan, 8.672%, (3 mo. USD Term SOFR + 5.00%), 10/31/31	631	$ 631,036
AI Aqua Merger Sub, Inc., Term Loan, 6.411% - 6.421%, (1 mo. USD Term SOFR + 2.75%, 3 mo. USD Term SOFR + 2.75%), 7/31/28	2,134	2,127,810
Apex Tool Group LLC:
Term Loan, 9.673%, (1 mo. USD Term SOFR + 6.00%), 4/8/31	47	20,488
Term Loan, 13.673%, (1 mo. USD Term SOFR + 10.00%), 4/8/30	283	198,428
Astro Acquisition LLC, Term Loan, 7.122%, (6 mo. USD Term SOFR + 3.25%), 8/30/32	623	627,337
BG MS U.S. Holding LLC, Term Loan, 8.422%, (3 mo. USD Term SOFR + 4.75%), 10/22/32	825	826,720
Cleanova U.S. Holdings LLC, Term Loan, 8.483%, (3 mo. USD Term SOFR + 4.75%), 6/14/32	773	774,995
Columbus McKinnon Corp., Term Loan, 7.16%, (3 mo. USD Term SOFR + 3.50%), 2/3/33	825	823,713
Conair Holdings LLC, Term Loan, 7.537%, (1 mo. USD Term SOFR + 3.75%), 5/17/28	1,309	721,900
CoorsTek, Inc., Term Loan, 6.671%, (3 mo. USD Term SOFR + 3.00%), 10/28/32	850	855,487
CPM Holdings, Inc., Term Loan, 8.171%, (1 mo. USD Term SOFR + 4.50%), 9/28/28	1,230	1,210,317
Cube Industrials Buyer, Inc., Term Loan, 6.667%, (3 mo. USD Term SOFR + 3.00%), 10/17/31	870	873,675
EMRLD Borrower LP:
Term Loan, 5.923%, (3 mo. USD Term SOFR + 2.25%), 5/31/30	720	718,240
Term Loan, 6.122%, (6 mo. USD Term SOFR + 2.25%), 8/4/31	963	960,533
Engineered Machinery Holdings, Inc., Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 11/26/32	3,447	3,463,191
Filtration Group Corp., Term Loan, 6.423%, (1 mo. USD Term SOFR + 2.75%), 10/21/28	601	602,079
Gates Global LLC, Term Loan, 5.423%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	1,370	1,371,945
Icebox Holdco III, Inc., Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 12/22/31	698	701,233
Jennmar Inter III LLC, Term Loan, 8.66%, (1 mo. USD Term SOFR + 5.00%), 12/16/30	650	656,705
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
LSF12 Helix Parent LLC, Term Loan, 7.173%, (1 mo. USD Term SOFR + 3.50%), 2/10/33		1,150	$ 1,150,178
Madison IAQ LLC, Term Loan, 6.128%, (6 mo. USD Term SOFR + 2.50%), 6/21/28		2,394	2,398,693
Roper Industrial Products Investment Co. LLC, Term Loan, 6.173%, (1 mo. USD Term SOFR + 2.50%), 11/22/29		1,689	1,688,928
SPX Flow, Inc., Term Loan, 8.50%, (U.S. (Fed) Prime Rate + 1.75%), 4/5/29		1,627	1,629,321
TK Elevator Midco GmbH:
Term Loan, 5.149%, (6 mo. EURIBOR + 3.00%), 4/30/30	EUR	1,375	1,629,501
Term Loan, 6.377%, (6 mo. USD Term SOFR + 2.75%), 4/30/30		2,065	2,067,951
Zephyr German BidCo GmbH, Term Loan, 5.11%, (3 mo. EURIBOR + 3.15%), 3/10/28	EUR	650	773,678
			$ 29,504,082
Media — 1.1%
ABG Intermediate Holdings 2 LLC:
Term Loan, 5.923%, (1 mo. USD Term SOFR + 2.25%), 12/21/28		723	$ 721,791
Term Loan, 5.923%, (1 mo. USD Term SOFR + 2.25%), 2/13/32		596	591,409
Charter Communications Operating LLC, Term Loan, 5.911%, (3 mo. USD Term SOFR + 2.25%), 12/15/31		545	544,808
Emerald X, Inc., Term Loan, 6.923%, (1 mo. USD Term SOFR + 3.25%), 1/30/32		224	224,714
Fleet Midco I Ltd., Term Loan, 6.419%, (3 mo. USD Term SOFR + 2.75%), 2/21/31		829	828,029
Gray Television, Inc., Term Loan, 6.786%, (1 mo. USD Term SOFR + 3.00%), 12/1/28		440	440,175
Hubbard Radio LLC, Term Loan, 8.173%, (3 mo. USD Term SOFR + 4.50%), 9/30/27		518	112,760
			$ 3,463,686
Metals/Mining — 0.4%
Arsenal AIC Parent LLC, Term Loan, 6.423%, (1 mo. USD Term SOFR + 2.75%), 8/19/30		878	$ 880,180
Wireco Worldgroup, Inc., Term Loan, 7.419%, (3 mo. USD Term SOFR + 3.75%), 11/13/28		385	384,903
			$ 1,265,083
Oil, Gas & Consumable Fuels — 3.1%
Freeport LNG Investments LLLP, Term Loan, 6.893%, (3 mo. USD Term SOFR + 3.25%), 2/11/33		2,125	$ 2,114,046

Eaton Vance
Floating-Rate Income Trust
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Oil, Gas & Consumable Fuels (continued)
GIP Pilot Acquisition Partners LP, Term Loan, 5.646%, (3 mo. USD Term SOFR + 2.00%), 10/4/30	471	$ 472,086
Hilcorp Energy I LP, Term Loan, 5.417%, (1 mo. USD Term SOFR + 1.75%), 2/11/30	794	794,992
Matador Bidco SARL, Term Loan, 8.023%, (1 mo. USD Term SOFR + 4.25%), 7/30/29	2,481	2,456,144
Natgasoline LLC, Term Loan, 9.173%, (3 mo. USD Term SOFR + 5.50%), 3/29/30	491	495,225
Oryx Midstream Services Permian Basin LLC, Term Loan, 5.923%, (1 mo. USD Term SOFR + 2.25%), 10/5/28	908	909,639
Oxbow Carbon LLC, Term Loan, 7.173%, (1 mo. USD Term SOFR + 3.50%), 5/10/30	506	507,386
UGI Energy Services LLC, Term Loan, 6.173%, (1 mo. USD Term SOFR + 2.50%), 2/22/30	2,323	2,327,120
		$ 10,076,638
Passenger Airlines — 0.1%
WestJet Loyalty LP, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 2/14/31	491	$ 491,294
		$ 491,294
Pharmaceuticals — 1.1%
Amneal Pharmaceuticals LLC, Term Loan, 6.673%, (1 mo. USD Term SOFR + 3.00%), 8/1/32	524	$ 524,777
Bausch Health Cos., Inc., Term Loan, 9.923%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	796	778,090
Ceva Sante Animale, Term Loan, 6.389%, (3 mo. USD Term SOFR + 2.75%), 11/8/30	393	394,443
Jazz Financing Lux SARL, Term Loan, 5.923%, (1 mo. USD Term SOFR + 2.25%), 5/5/28	1,541	1,548,006
Padagis LLC, Term Loan, 8.658%, (3 mo. USD Term SOFR + 4.75%), 7/6/28	460	427,800
		$ 3,673,116
Professional Services — 6.9%
AAL Delaware Holdco, Inc., Term Loan, 6.423%, (1 mo. USD Term SOFR + 2.75%), 7/30/31	1,363	$ 1,366,902
Amspec Parent LLC, Term Loan, 7.172%, (3 mo. USD Term SOFR + 3.50%), 12/22/31	1,120	1,124,504
APFS Staffing Holdings, Inc., Term Loan, 7.923%, (1 mo. USD Term SOFR + 4.25%), 12/29/28	220	199,628
Camelot U.S. Acquisition LLC, Term Loan, 6.423%, (1 mo. USD Term SOFR + 2.75%), 1/31/31	1,511	1,287,214
Citrin Cooperman Advisors LLC, Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 4/1/32	1,297	1,244,880
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
CohnReznick LLP:
Term Loan, 6.91%, (3 mo. USD Term SOFR + 3.25%), 3/31/32		843	$ 809,168
Term Loan, 3/31/32(9)		78	75,113
CoreLogic, Inc., Term Loan, 7.287%, (1 mo. USD Term SOFR + 3.50%), 6/2/28		1,531	1,458,353
Corporation Service Co., Term Loan, 5.673%, (1 mo. USD Term SOFR + 2.00%), 11/2/29		227	225,197
EAB Global, Inc., Term Loan, 6.673%, (1 mo. USD Term SOFR + 3.00%), 8/16/30		2,176	1,973,611
Employbridge Holding Co.:
Term Loan, 9.172%, (3 mo. USD Term SOFR + 5.50%), 1/19/30		1,181	908,902
Term Loan - Second Lien, 8.684%, (3 mo. USD Term SOFR + 4.75%), 1/19/30		1,860	388,969
First Advantage Holdings LLC, Term Loan, 6.423%, (1 mo. USD Term SOFR + 2.75%), 10/31/31		1,241	1,191,819
Galaxy Bidco Ltd., Term Loan, 5.867%, (6 mo. EURIBOR + 3.75%), 12/19/29	EUR	625	744,172
Grant Thornton Advisors LLC, Term Loan, 6.423%, (1 mo. USD Term SOFR + 2.75%), 6/2/31		2,177	2,029,460
Heron Bidco, Term Loan, 7.738%, (3 mo. USD Term SOFR + 4.00%), 12/10/32		750	749,378
Highspring Holdings LLC, Term Loan, 8.822%, (3 mo. USD Term SOFR + 5.00%), 1/22/29		902	683,195
iSolved, Inc., Term Loan, 6.423%, (1 mo. USD Term SOFR + 2.75%), 10/15/30		566	529,850
Mermaid Bidco, Inc., Term Loan, 6.913%, (3 mo. USD Term SOFR + 3.25%), 7/3/31		1,386	1,325,074
Neptune Bidco U.S., Inc., Term Loan, 8.76%, (3 mo. USD Term SOFR + 5.00%), 2/3/33		1,823	1,724,516
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 5.231%, (3 mo. EURIBOR + 3.25%), 7/15/32	EUR	1,525	1,812,482
Turbo EMEA Holdings BV, Term Loan, 5.178%, (1 mo. EURIBOR + 3.25%), 9/23/32	EUR	200	222,141
			$ 22,074,528
Real Estate Management & Development — 0.7%
Greystar Real Estate Partners LLC, Term Loan, 6.173%, (3 mo. USD Term SOFR + 2.50%), 8/21/30		1,324	$ 1,326,849
Metropolis Technologies, Inc., Term Loan, 8.98%, (6 mo. USD Term SOFR + 5.25%), 11/3/32		1,050	1,031,625
			$ 2,358,474
Road & Rail — 1.6%
Avis Budget Car Rental LLC, Term Loan, 6.173%, (1 mo. USD Term SOFR + 2.50%), 7/16/32		299	$ 293,276

Eaton Vance
Floating-Rate Income Trust
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Road & Rail (continued)
First Student Bidco, Inc.:
Term Loan, 5.903%, (3 mo. USD Term SOFR + 2.25%), 8/15/30		1,499	$ 1,499,251
Term Loan, 5.903%, (3 mo. USD Term SOFR + 2.25%), 8/15/30		274	274,326
Hertz Corp., Term Loan, 7.423%, (1 mo. USD Term SOFR + 3.75%), 6/30/28		711	550,048
Kenan Advantage Group, Inc., Term Loan, 6.923%, (1 mo. USD Term SOFR + 3.25%), 1/25/29		2,526	2,496,884
			$ 5,113,785
Semiconductors & Semiconductor Equipment — 0.1%
Bright Bidco BV:
Term Loan, 0.00%, 10/31/27(11)		479	$ 177,454
Term Loan, 13.643%, (3 mo. USD Term SOFR + 10.00%), 6/30/26		21	20,623
Term Loan, 6/30/26(9)		15	14,889
			$ 212,966
Software — 14.6%
Applied Systems, Inc., Term Loan, 5.924%, (1 mo. USD Term SOFR + 2.25%), 2/24/31		635	$ 624,550
Astra Acquisition Corp.:
DIP Loan, 12.415%, (3 mo. USD Term SOFR + 8.75%), 4/1/26		83	83,155
Term Loan, 0.00%, 2/25/28(11)		440	94,641
Term Loan, 0.00%, 10/25/28(11)		747	2,856
Term Loan, 12.411%, (3 mo. USD Term SOFR + 8.75%), 4/1/26		36	36,246
Term Loan, 12.411%, (3 mo. USD Term SOFR + 8.75%), 4/1/26		11	11,544
Term Loan, 12.415%, (3 mo. USD Term SOFR + 8.75%), 4/1/26		83	83,155
Boxer Parent Co., Inc.:
Term Loan, 5.526%, (3 mo. EURIBOR + 3.50%), 7/30/31	EUR	284	314,822
Term Loan, 6.673%, (3 mo. USD Term SOFR + 3.00%), 7/30/31		2,188	2,021,945
Calabrio, Inc., Term Loan, 7.673%, (3 mo. USD Term SOFR + 4.00%), 11/26/32		1,000	806,670
Cloud Software Group, Inc., Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 3/21/31		2,487	2,318,350
Cloudera, Inc.:
Term Loan, 7.523%, (1 mo. USD Term SOFR + 3.75%), 10/8/28		2,089	1,852,851
Term Loan - Second Lien, 9.773%, (1 mo. USD Term SOFR + 6.00%), 10/8/29		650	510,244
Constant Contact, Inc., Term Loan, 7.934%, (3 mo. USD Term SOFR + 4.00%), 2/10/28		788	686,628
Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
Cornerstone OnDemand, Inc., Term Loan, 7.537%, (1 mo. USD Term SOFR + 3.75%), 10/16/28	1,131	$ 890,144
Dayforce, Inc., Term Loan, 6.661%, (3 mo. USD Term SOFR + 3.00%), 2/4/33	1,625	1,501,971
Dragon Buyer, Inc., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 9/30/31	1,312	1,160,899
Drake Software LLC, Term Loan, 7.922%, (3 mo. USD Term SOFR + 4.25%), 6/26/31	1,270	1,162,076
ECI Macola Max Holding LLC, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 5/9/30	1,503	1,462,458
Epicor Software Corp., Term Loan, 6.173%, (1 mo. USD Term SOFR + 2.50%), 5/30/31	4,156	4,041,694
Marcel LUX IV SARL, Term Loan, 6.48%, (1 mo. USD Term SOFR + 2.75%), 11/12/30	2,505	2,451,651
McAfee LLC, Term Loan, 6.673%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	2,426	2,126,737
N-Able International Holdings II LLC, Term Loan, 6.423%, (3 mo. USD Term SOFR + 2.75%), 11/26/32	200	193,000
OceanKey (U.S.) II Corp., Term Loan, 7.273%, (1 mo. USD Term SOFR + 3.50%), 12/15/28	1,445	1,292,430
OID-OL Intermediate I LLC:
Term Loan, 8.067%, (3 mo. USD Term SOFR + 4.25%), 2/1/29	1,588	1,081,563
Term Loan, 9.667%, (3 mo. USD Term SOFR + 6.00%), 2/1/29	390	388,793
Open Text Corp., Term Loan, 5.423%, (1 mo. USD Term SOFR + 1.75%), 1/31/30	1,174	1,144,801
Project Alpha Intermediate Holding, Inc., Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 10/26/30	2,116	1,735,887
Project Boost Purchaser LLC, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 7/16/31	1,412	1,349,589
Proofpoint, Inc., Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 8/31/28	2,881	2,766,381
Quartz Acquireco LLC, Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 6/28/30	1,470	1,316,818
RealPage, Inc.:
Term Loan, 6.934%, (3 mo. USD Term SOFR + 3.00%), 4/24/28	1,492	1,383,717
Term Loan, 7.422%, (3 mo. USD Term SOFR + 3.75%), 4/24/28	397	371,832
Relativity ODA LLC, Term Loan, 6.423%, (1 mo. USD Term SOFR + 2.75%), 1/30/33	325	316,875
Rocket Software, Inc., Term Loan, 7.423%, (1 mo. USD Term SOFR + 3.75%), 11/28/28	199	185,651
Sabre GLBL, Inc.:
Term Loan, 9.773%, (1 mo. USD Term SOFR + 6.00%), 11/15/29	1,177	822,259

Eaton Vance
Floating-Rate Income Trust
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Sabre GLBL, Inc.: (continued)
Term Loan, 9.773%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		539	$ 376,463
Term Loan, 10.023%, (1 mo. USD Term SOFR + 6.25%), 7/30/29		229	163,034
Term Loan, 10.023%, (1 mo. USD Term SOFR + 6.25%), 7/30/29		329	230,609
SkillSoft Corp., Term Loan, 9.037%, (1 mo. USD Term SOFR + 5.25%), 7/14/28		1,456	736,460
SolarWinds Holdings, Inc., Term Loan, 7.701%, (3 mo. USD Term SOFR + 4.00%), 4/16/32		1,970	1,702,873
UKG, Inc., Term Loan, 6.167%, (3 mo. USD Term SOFR + 2.50%), 2/10/31		3,827	3,633,168
Vision Solutions, Inc., Term Loan, 7.928%, (3 mo. USD Term SOFR + 4.00%), 4/24/28		1,718	1,472,012
			$ 46,909,502
Specialty Retail — 2.8%
Apro LLC, Term Loan, 7.41%, (1 mo. USD Term SOFR + 3.75%), 7/9/31		568	$ 570,794
Boels Topholding BV, Term Loan, 4.494%, (1 mo. EURIBOR + 2.50%), 5/23/31	EUR	517	612,948
Great Outdoors Group LLC, Term Loan, 6.923%, (1 mo. USD Term SOFR + 3.25%), 1/23/32		2,804	2,804,827
Harbor Freight Tools USA, Inc., Term Loan, 5.923%, (1 mo. USD Term SOFR + 2.25%), 6/11/31		2,167	2,137,875
Homeserve USA Holding Corp., Term Loan, 5.667%, (1 mo. USD Term SOFR + 2.00%), 10/21/30		909	908,244
Les Schwab Tire Centers, Term Loan, 6.173%, (3 mo. USD Term SOFR + 2.50%), 4/23/31		1,670	1,671,310
Speedster Bidco GmbH, Term Loan, 6.68%, (3 mo. USD Term SOFR + 3.00%), 12/11/31		469	421,527
			$ 9,127,525
Technology Hardware, Storage & Peripherals — 0.1%
CompoSecure Holdings LLC, Term Loan, 5.91%, (1 mo. USD Term SOFR + 2.25%), 1/14/33		300	$ 298,875
			$ 298,875
Trading Companies & Distributors — 4.3%
CD&R Hydra Buyer, Inc., Term Loan, 7.773%, (1 mo. USD Term SOFR + 4.00%), 3/25/31		1,308	$ 1,308,428
Core & Main LP, Term Loan, 5.69%, (3 mo. USD Term SOFR + 2.00%), 2/9/31		368	368,913
DXP Enterprises, Inc., Term Loan, 6.923%, (1 mo. USD Term SOFR + 3.25%), 10/11/30		1,183	1,191,387
Kodiak Building Partners, Inc., Term Loan, 7.423%, (1 mo. USD Term SOFR + 3.75%), 12/4/31		1,026	1,027,663
Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors (continued)
Paint Intermediate III LLC, Term Loan, 6.666%, (3 mo. USD Term SOFR + 3.00%), 10/9/31		846	$ 847,140
Quimper AB, Term Loan, 5.859%, (6 mo. EURIBOR + 3.75%), 3/29/30	EUR	725	857,307
Ramudden Global Group GmbH, Term Loan, 2/14/33(10)	EUR	2,050	2,425,914
Spin Holdco, Inc.:
Term Loan, 9.101%, (3 mo. USD Term SOFR + 5.43%), 9/4/30		489	501,254
Term Loan - Second Lien, 7.933%, (3 mo. USD Term SOFR + 4.00%), 9/4/30		1,008	790,737
White Cap Buyer LLC, Term Loan, 6.923%, (1 mo. USD Term SOFR + 3.25%), 10/19/29		3,251	3,220,904
Windsor Holdings III LLC, Term Loan, 6.423%, (1 mo. USD Term SOFR + 2.75%), 8/1/30		1,149	1,149,252
			$ 13,688,899
Transportation Infrastructure — 0.6%
Brown Group Holding LLC, Term Loan, 6.167% - 6.173%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 7/1/31		591	$ 593,030
KKR Apple Bidco LLC, Term Loan, 6.173%, (1 mo. USD Term SOFR + 2.50%), 9/23/31		1,486	1,488,890
			$ 2,081,920
Total Senior Floating-Rate Loans (identified cost $450,095,892)			$432,284,701

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(4)(6)	3,412	$ 0
Total Warrants (identified cost $0)		$ 0

Eaton Vance
Floating-Rate Income Trust
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.59%(12)	5,514,677	$ 5,514,677
Total Short-Term Investments (identified cost $5,514,677)		$ 5,514,677
Total Investments — 154.5% (identified cost $516,180,422)		$496,021,320
Less Unfunded Loan Commitments — (0.4)%		$ (1,236,654)
Net Investments — 154.1% (identified cost $514,943,768)		$494,784,666
Notes Payable — (27.4)%		$(88,000,000)
Variable Rate Term Preferred Shares, at Liquidation Value — (24.9)%		$(80,000,000)
Other Assets, Less Liabilities — (1.8)%		$ (5,780,650)
Net Assets Applicable to Common Shares — 100.0%		$321,004,016
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2026, the aggregate value of these securities is $48,853,379 or 15.2% of the Trust's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at February 28, 2026.
(3)	When-issued, variable rate security whose interest rate will be determined after February 28, 2026.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(7)	Affiliated company.
(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(9)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At February 28, 2026, the total value of unfunded loan commitments is $1,219,290.
(10)	This Senior Loan will settle after February 28, 2026, at which time the interest rate will be determined.
(11)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(12)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of February 28, 2026.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	10,738,728	EUR	9,015,019	Standard Chartered Bank	3/3/26	$ 86,580	$ —
GBP	500,000	USD	669,474	Standard Chartered Bank	3/31/26	4,398	—
USD	10,824,269	EUR	9,151,149	Deutsche Bank AG	3/31/26	—	(3,326)
USD	10,659,206	EUR	9,015,019	Standard Chartered Bank	4/2/26	—	(8,349)
EUR	4,000,000	USD	4,798,640	State Street Bank and Trust Company	4/30/26	—	(59,130)
USD	3,147,620	EUR	2,655,475	Deutsche Bank AG	5/29/26	—	(3,059)
USD	2,830,516	EUR	2,387,245	State Street Bank and Trust Company	5/29/26	—	(1,912)
USD	2,634,555	EUR	2,226,939	State Street Bank and Trust Company	5/29/26	—	(7,673)

Eaton Vance
Floating-Rate Income Trust
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,625,852	GBP	1,199,108	State Street Bank and Trust Company	5/29/26	$ 9,400	$ —
						$100,378	$(83,449)
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.
At February 28, 2026, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At February 28, 2026, the value of the Trust's investment in affiliated funds and funds that may be deemed to be affiliated was $7,957,834, which represents 2.5% of the Trust's net assets applicable to common shares. Transactions in such investments by the Trust for the fiscal year to date ended February 28, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Eaton Vance Floating-Rate ETF	$ —	$ 2,504,925	$ —	$ —	$(61,768)	$2,443,157	$26,910	50,625
Short-Term Investments
Liquidity Fund, Institutional Class(1)	2,184,349	122,631,031	(119,300,703)	—	—	5,514,677	268,656	5,514,677
Total				$ —	$(61,768)	$7,957,834	$295,566
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Floating-Rate Income Trust
February 28, 2026
Portfolio of Investments (Unaudited) — continued

At February 28, 2026, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 30,135,460	$ —	$ 30,135,460
Common Stocks	11,828	5,483,133	752,793	6,247,754
Corporate Bonds	—	18,717,919	—	18,717,919
Exchange-Traded Funds	2,443,157	—	—	2,443,157
Preferred Stocks	—	282,484	395,168	677,652
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	430,143,608	904,439	431,048,047
Warrants	—	—	0	0
Short-Term Investments	5,514,677	—	—	5,514,677
Total Investments	$7,969,662	$484,762,604	$2,052,400	$494,784,666
Forward Foreign Currency Exchange Contracts	$ —	$ 100,378	$ —	$ 100,378
Total	$7,969,662	$484,862,982	$2,052,400	$494,885,044
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (83,449)	$ —	$ (83,449)
Total	$ —	$ (83,449)	$ —	$ (83,449)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended February 28, 2026 is not presented.
Investment Valuation - Other. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
For additional information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent annual or semi-annual financial statements.